Derivatives and Hedging Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Percentage of interest rate swaps deemed effective	100.00%	100.00%
Cash flow hedge interest income to be earned in 2014	$ 3,546
Stock Appreciation Rights (SARs)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contracts owned	30,897	65,202
Contracts owned, cost	1,002	2,010
Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral securities, fair value	$ 863,480	826,227